BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2018
Table Text Block [Abstract]
Financial instruments and new classification categories under IFRS 9
	Classification category
	IAS 39	IFRS 9	Carrying amount IAS 39 and IFRS 9($ Millions)
Financial assets
Cash and cash equivalents	FVPL	Amortized cost	799
Restricted cash(1)	FVPL	Amortized cost	284
Trade receivables and other current assets	Loans and receivables	Amortized cost	554
Financial instrument assets - investments in equity and debt securities(1)(2)	Available-for-sale	FVOCI	159
Financial instrument assets - derivative financial instruments(1)(3)	FVPL	FVPL	20
Financial instrument assets - derivative financial instruments designated as hedges(1)(3)	Financial instruments designated as hedges	Financial instruments designated as hedges	6
Due from related parties	Loans and receivables	Amortized cost	60

Financial liabilities
Accounts payable and accrued liabilities	Other liabilities	Amortized cost	542
Financial instrument liabilities - derivative financial instruments(1)(3)	FVPL	FVPL	145
Financial instrument liabilities - derivative financial instruments designated as hedges(1)(3)	Financial instruments designated as hedges	Financial instruments designated as hedges	125
Due to related parties	Other liabilities	Amortized cost	112
Long-term debt and credit facilities(1)	Other liabilities	Amortized cost	11,766

  Includes both current and non-current portions.
  Investments in equity and debt securities were originally referred to as available-for-sale securities in the 2017 annual consolidated financial statements.
  Derivative financial instruments comprise of energy derivative contracts, interest rate swaps and foreign exchange swaps.